LAND USE RIGHT	12 Months Ended
Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
LAND USE RIGHT

Note 8 — LAND USE RIGHT

The Company states land use right at cost less accumulated amortization. All land in China is government owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” (the Right) to use the land. The Company has the Right to use the land for 25 years and amortizes the Right on a straight-line basis over the period of 25 years. The amortization expense was $55,048, $55,990 and $59,723 for the years ended December 31, 2017, 2016 and 2015, respectively.

	December 31, 2017	December 31, 2016
Land use right	$1,429,142	$1,339,137
Less: accumulated amortization	(342,994)	(267,827)
Land use right, net	$1,086,148	$1,071,310

The estimated future amortization expenses are as follows:

Year ending December 31
2018	$57,166
2019	57,166
2020	57,166
2021	57,166
2022	57,166
Thereafter	800,320
Total estimated future amortization expenses	$1,086,148